Segment Reporting - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013 Agency Segment	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Sallie Mae Bank [Member]	Dec. 31, 2013 Business Services [Member]	Dec. 31, 2012 Business Services [Member]	Dec. 31, 2011 Business Services [Member]	Dec. 31, 2013 Operating Segments [Member] Business Services [Member] CollectionOperation	Dec. 31, 2013 Operating Segments [Member] Business Services [Member] Accounts CollectionOperation	Dec. 31, 2012 Operating Segments [Member] Business Services [Member]	Dec. 31, 2011 Operating Segments [Member] Business Services [Member]	Dec. 31, 2013 Operating Segments [Member] Consumer Lending [Member]	Dec. 31, 2012 Operating Segments [Member] Consumer Lending [Member]	Dec. 31, 2011 Operating Segments [Member] Consumer Lending [Member]	Dec. 31, 2013 Operating Segments [Member] FFELP Loans [Member]	Dec. 31, 2012 Operating Segments [Member] FFELP Loans [Member]	Dec. 31, 2011 Operating Segments [Member] FFELP Loans [Member]	Dec. 31, 2013 Operating Segments [Member] Other Segment [Member]	Dec. 31, 2012 Operating Segments [Member] Other Segment [Member]	Dec. 31, 2011 Operating Segments [Member] Other Segment [Member]	Dec. 31, 2013 Deconsolidation [Member]
Segment Reporting Information [Line Items]
Number of primary operating segments		3
Private Education Loan originations															$ 3,800,000,000
Percentage increase of Private Education Loan originations																14.00%	39.00%
Private Education Loans, net		37,512,000,000	36,934,000,000												37,500,000,000	36,900,000,000	36,300,000,000
Charge-offs as percentage of average loans in repayment															2.80%	3.40%
Total assets of Sallie Mae Bank							10,700,000,000
Total deposits of Sallie Mae Bank							9,200,000,000
Total Private Education Loans of SLM Bank							6,700,000,000
FFELP Loans		104,588,000,000	125,612,000,000				1,400,000,000											104,588,000,000	125,612,000,000
Intercompany loan servicing revenue on FFELP Loans		530,000,000	670,000,000
Account maintenance fees and default aversion fees earned on FFELP loans												38,000,000	44,000,000
Number of guarantor agencies		30
Default aversion provided		15
Contingency collection revenue from guarantor clients												303,000,000	264,000,000
Fee income on FFELP default collections		283,000,000
FFELP-related revenue as percentage of Business Services revenue								77.00%	82.00%	82.00%
Business Services segment revenue		886,000,000	244,000,000	(271,000,000)				1,160,000,000	1,200,000,000			1,164,000,000	1,202,000,000	1,274,000,000	34,000,000	46,000,000	55,000,000	388,000,000	90,000,000	86,000,000	42,000,000	160,000,000	58,000,000
Number of other collection providers to ED											21	21
Number of competitive ED collection providers for account allocation											16	16
Number of small business collection providers to ED issued allocation											5	5
Share of allocated accounts of ED collection contract					6.00%	8.00%
Span of ED servicing contract		5 years
Renewal option		5 years
Maximum percentage of loans serviced for ED in contract year												40.00%
Percentage of new loans serviced under ED Servicing Contract											18.00%	18.00%	15.00%
Revenue from servicing contract												109,000,000
Number of contracts under ED servicing contract												5,700,000
Assets		159,543,000,000	181,260,000,000								892,000,000	892,000,000	867,000,000		43,001,000,000	42,940,000,000		112,648,000,000	135,664,000,000		3,000,000,000	1,800,000,000		12,500,000,000
College savings rewards on which company earns transaction fees		800,000,000
After-tax gain on sale of business	38,000,000	38,000,000									65,000,000	65,000,000
Percentage of general guarantees of FFELP loans												97.00%
Percentage of guarantee on FFELP Loan principal and interest if death, disability or bankruptcy												100.00%
Liabilities		153,901,000,000	176,194,000,000																					12,100,000,000
Gain from trust sale																								$ 312,000,000
FFELP loan portfolio amortization period		20 years																20 years